Insurance-related accounts (Tables)	12 Months Ended
Mar. 31, 2021
Insurance [Abstract]
Policyholders' Account in Life Insurance Business
At March 31, 2020 and 2021, policyholders’ account in the life insurance business is comprised of the following:

	Yen in millions
	March 31
	2020	2021
Universal life insurance	2,611,577	3,067,791
Investment contracts	885,690	1,103,785
Other	145,004	159,489

Total	3,642,271	4,331,065

Schedule of Net Amount of Risk by Product and Guarantee
The policyholders’ account value, net amount at risk, liability for the minimum guarantee benefit, and average attained age at March 31, 2020 and 2021 are as follows.

	Yen in millions
	March 31, 2020
	Variable annuities	Variable life insurance contracts	Total
Policyholders’ account value	464,093	1,096,935	1,561,028
Net amount at risk	71,685	4,564,214	4,635,899
Liability for minimum guarantee benefit	64,045	79,860	143,905

	Age
	March 31 2020
	Variable annuities	Variable life insurance contracts
Average attained age	60	45

	Yen in millions
	March 31, 2021
	Variable annuities	Variable life insurance contracts	Total
Policyholders’ account value	490,152	1,486,001	1,976,153
Net amount at risk	50,861	5,074,637	5,125,498
Liability for minimum guarantee benefit	42,309	58,246	100,555

	Age
	March 31 2021
	Variable annuities	Variable life insurance contracts
Average attained age	61	45